LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Weighted number of shares	[1]	45,685,619	41,210,184	40,433,303
Loss attributable to equity holders of the Company		$ (23,879)	$ (26,638)	$ (27,793)

[1]	To compute diluted loss per share, potential ordinary shares have not been taken into account due to their anti-dilutive effect. See Notes 19(d) and Note 19(e) for number of outstanding options and RSUs.